Income Tax Expense_Current tax assets and liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure Of Current Tax Assets Liabilities [Abstract]
Current tax assets	₩ 20,730	$ 18,627	₩ 4,722
Current tax liabilities	₩ 159,078	$ 142,940	₩ 232,600